Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

From time to time, the Company is a party to various lawsuits, claims, and other legal proceedings that arise in the ordinary course of business. The Company discloses contingencies deemed to be reasonably possible and accrues loss contingencies when, in consultation with legal advisors, it is concluded that a loss is probable and reasonably estimable.

In December 2014, an individual plaintiff sued our subsidiary, Newegg.com Americas Inc. (“Newegg.com Americas”), in Superior Court in Los Angeles County, California, alleging that Newegg.com Americas had engaged in deceptive advertising practices and seeking to certify a class action. In 2016, the trial court sustained Newegg.com Americas’ demurrer to the plaintiff’s claims without leave to amend. The plaintiff appealed, and in July 2018 an appellate court reversed the decision of the trial court, thus allowing the case to proceed. The matter is now pending in the trial court, with Newegg Inc. having been added as a defendant. We intend to vigorously defend ourselves and our subsidiaries. Depending on the amount and timing, an unfavorable result could materially affect our business, consolidated results of operations, financial position or cash flows.

In September 2021, two subsidiaries of the Company were served with a complaint filed in the Superior Court for Los Angeles County, California, alleging various wage and hour violations and seeking to certify a class action. In October 2021, a second complaint was filed as a representative action pursuant to the Private Attorneys General Act of 2004 against the same two subsidiaries in the Superior Court for Los Angeles County, California, alleging various violations of the California Labor Code. The Company intends to vigorously defend its subsidiaries in both matters. The outcome of these matters is uncertain. Depending on the amount and timing, an unfavorable result in either matter could materially affect our business, consolidated results of operations, financial position or cash flows.

In addition to the legal proceedings mentioned above, from time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. There can be no assurance with respect to the outcome of any legal proceeding. The outcome of the litigation described above, the other pending lawsuits filed against the Company and other claims, including those that may be made in the future, may be adverse to the Company, and the monetary liability and other negative operational or financial impact may be material to the Company’s consolidated results of operations, financial position, and cash flows.